Consolidated Balance Sheets (Parentheticals) - $ / shares shares in Millions	Dec. 31, 2014	Dec. 31, 2013
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	250	250
Common Stock, Shares, Issued	54	54
Common Stock, Shares, Outstanding	44	48
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	50	50
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0